UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2026

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Bright Rock Mid Cap Growth Fund
Institutional Class | BQMGX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Bright Rock Mid Cap Growth Fund (the “Fund”) for the period of  March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$96,762,737
Number of Holdings	35
Net Advisory Fee	$296,005
Portfolio Turnover	9%
Visit https://www.brightrockfunds.com/literature.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2025)

Top 10 Issuers	(%)
Arista Networks, Inc.	6.4%
Fastenal Co.	5.2%
Tractor Supply Co.	5.1%
Amphenol Corp.	4.8%
IDEXX Laboratories, Inc.	4.7%
ResMed, Inc.	4.4%
The Hershey Co.	3.8%
Copart, Inc.	3.8%
Tyler Technologies, Inc.	3.6%
Monster Beverage Corp.	3.4%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Mid Cap Growth Fund	PAGE 1	TSR-SAR-89833W451

Bright Rock Quality Large Cap Fund
Institutional Class | BQLCX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Bright Rock Quality Large Cap Fund (the “Fund”) for the period of  March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.78%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$414,541,628
Number of Holdings	42
Net Advisory Fee	$1,142,514
Portfolio Turnover	20%
Visit https://www.brightrockfunds.com/literature.html for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	7.8%
Alphabet, Inc.	7.7%
Mastercard, Inc.	4.3%
iShares U.S. Energy ETF	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Apple, Inc.	3.1%
TJX Cos., Inc.	3.0%
Chubb Ltd.	3.0%
Charles Schwab Corp.	2.9%
Union Pacific Corp.	2.9%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Quality Large Cap Fund	PAGE 1	TSR-SAR-89833W436

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRIGHT ROCK MID CAP GROWTH FUND
BRIGHT ROCK QUALITY LARGE CAP FUND
Semi-Annual Financial Statements and
Additional Information
August 31, 2025

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.3%
HEICO Corp.	7,000	$2,184,140
Beverages - 3.4%
Monster Beverage Corp.(a)	53,000	3,307,730
Capital Markets - 4.4%
FactSet Research Systems, Inc.	6,000	2,239,920
Morningstar, Inc.	7,500	1,968,150
		4,208,070
Commercial Services & Supplies - 6.7%
Copart, Inc.(a)	75,000	3,660,750
Rollins, Inc.	50,250	2,841,135
		6,501,885
Communications Equipment - 6.4%
Arista Networks, Inc.(a)	45,000	6,144,750
Construction Materials - 2.4%
Vulcan Materials Co.	8,000	2,329,280
Consumer Staples Distribution & Retail - 1.7%
Sysco Corp.	20,000	1,609,400
Containers & Packaging - 3.2%
AptarGroup, Inc.	22,500	3,133,575
Electrical Equipment - 3.3%
AMETEK, Inc.	17,500	3,234,000
Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp. - Class A	43,000	4,680,980
Financial Services - 3.3%
Jack Henry & Associates, Inc.	19,600	3,199,896
Food Products - 3.8%
The Hershey Co.	20,000	3,675,000
Health Care Equipment & Supplies - 11.2%
Edwards Lifesciences Corp.(a)	25,000	2,033,500
IDEXX Laboratories, Inc.(a)	7,000	4,529,630
ResMed, Inc.	15,500	4,254,905
		10,818,035
Health Care Providers & Services - 0.9%
Chemed Corp.	2,000	915,900
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.(a)	30,000	1,264,200

The accompanying notes are an integral part of these financial statements.

1

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products - 1.3%
Clorox Co.	10,400	$1,229,280
Insurance - 2.4%
Arthur J Gallagher & Co.	7,500	2,270,625
Interactive Media & Services - 2.8%
Pinterest, Inc. - Class A(a)	74,000	2,710,620
Life Sciences Tools & Services - 1.3%
West Pharmaceutical Services, Inc.	5,000	1,234,750
Machinery - 2.5%
Lincoln Electric Holdings, Inc.	10,000	2,426,300
Oil, Gas & Consumable Fuels - 5.6%
Coterra Energy, Inc.	50,000	1,222,000
DT Midstream, Inc.	15,000	1,562,700
ONEOK, Inc.	34,850	2,661,843
		5,446,543
Software - 9.3%
Bentley Systems, Inc. - Class B	50,000	2,782,500
PTC, Inc.(a)	12,500	2,668,750
Tyler Technologies, Inc.(a)	6,250	3,518,000
		8,969,250
Specialty Retail - 6.3%
Ross Stores, Inc.	8,000	1,177,280
Tractor Supply Co.	80,000	4,940,800
		6,118,080
Textiles, Apparel & Luxury Goods - 2.1%
Lululemon Athletica, Inc.(a)	10,000	2,022,000
Trading Companies & Distributors - 5.2%
Fastenal Co.	101,600	5,045,456
TOTAL COMMON STOCKS (Cost $41,302,454)		94,679,745
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 4.20%(b)	2,060,851	2,060,851
TOTAL MONEY MARKET FUNDS (Cost $2,060,851)		2,060,851
TOTAL INVESTMENTS - 100.0% (Cost $43,363,305)		$96,740,596
Other Assets in Excess of Liabilities - 0.0%		22,141
TOTAL NET ASSETS - 100.0%		$96,762,737

The accompanying notes are an integral part of these financial statements.

2

BRIGHT ROCK MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Banks - 1.6%
JPMorgan Chase & Co.	22,000	$6,631,240
Beverages - 2.3%
PepsiCo, Inc.	65,000	9,662,250
Capital Markets - 7.0%
Blackrock, Inc.	10,500	11,834,970
Charles Schwab Corp.	125,000	11,980,000
Intercontinental Exchange, Inc.	30,000	5,298,000
		29,112,970
Chemicals - 3.2%
Ecolab, Inc.	18,000	4,986,720
Linde PLC	17,500	8,370,075
		13,356,795
Commercial Services & Supplies - 2.0%
Copart, Inc.(a)	174,000	8,492,940
Consumer Staples Distribution & Retail - 1.6%
Walmart, Inc.	69,000	6,691,620
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	7,519,100
Electric Utilities - 1.9%
NextEra Energy, Inc.	110,000	7,925,500
Energy Equipment & Services - 2.5%
Schlumberger NV	280,000	10,315,200
Financial Services - 5.9%
Mastercard, Inc. - Class A	30,000	17,858,700
Visa, Inc. - Class A	18,250	6,419,985
		24,278,685
Food Products - 1.7%
McCormick & Co., Inc.	100,000	7,037,000
Ground Transportation - 2.9%
Union Pacific Corp.	53,500	11,960,995
Health Care Technology - 2.8%
Veeva Systems, Inc. - Class A(a)	43,000	11,575,600
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	95,000	8,378,050
Household Products - 1.2%
Colgate-Palmolive Co.	59,000	4,960,130

The accompanying notes are an integral part of these financial statements.

4

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Conglomerates - 2.8%
Honeywell International, Inc.	52,500	$11,523,750
Insurance - 3.0%
Chubb Ltd.	45,000	12,378,150
Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A	150,000	31,936,500
Meta Platforms, Inc. - Class A	8,000	5,909,600
		37,846,100
IT Services - 1.8%
Accenture PLC - Class A	28,000	7,279,160
Life Sciences Tools & Services - 5.4%
Thermo Fisher Scientific, Inc.	27,500	13,549,800
West Pharmaceutical Services, Inc.	35,000	8,643,250
		22,193,050
Multi-Utilities - 1.1%
WEC Energy Group, Inc.	42,000	4,473,420
Oil, Gas & Consumable Fuels - 2.2%
EOG Resources, Inc.	35,000	4,368,700
Exxon Mobil Corp.	40,000	4,571,600
		8,940,300
Pharmaceuticals - 2.9%
Merck & Co., Inc.	142,000	11,945,040
Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	59,000	11,946,320
Software - 13.5%
Intuit, Inc.	12,500	8,337,500
Microsoft Corp.	64,000	32,428,160
Oracle Corp.	35,000	7,914,550
Roper Technologies, Inc.	14,000	7,368,340
		56,048,550
Specialty Retail - 3.5%
Home Depot, Inc.	5,000	2,033,850
TJX Cos., Inc.	92,500	12,636,425
		14,670,275
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	56,000	12,999,840
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. - Class B	150,000	11,605,500
TOTAL COMMON STOCKS (Cost $246,345,441)		391,747,530

The accompanying notes are an integral part of these financial statements.

5

BRIGHT ROCK QUALITY LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 5.0%
Fidelity MSCI Health Care Index ETF	100,000	$6,567,000
iShares U.S. Energy ETF	300,000	14,409,000
TOTAL EXCHANGE TRADED FUNDS (Cost $11,191,770)		20,976,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 4.20%(b)	1,897,983	1,897,983
TOTAL MONEY MARKET FUNDS (Cost $1,897,983)		1,897,983
TOTAL INVESTMENTS - 100.0% (Cost $259,435,194)		$414,621,513
Liabilities in Excess of Other Assets - (0.0)%		(79,885)
TOTAL NET ASSETS - 100.0%		$414,541,628

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

BRIGHT ROCK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)

	Mid Cap Growth Fund	Quality Large Cap Fund
ASSETS:
Investments, at value	$ 96,740,596	$ 414,621,513
Dividends receivable	81,339	400,863
Receivable for fund shares sold	38,343	171,491
Prepaid expenses and other assets	15,044	16,634
Total assets	96,875,322	415,210,501
LIABILITIES:
Payable to adviser	35,000	150,513
Payable for fund administration and accounting fees	24,828	84,417
Payable for capital shares redeemed	11,288	386,177
Payable for audit fees	11,019	11,012
Payable for distribution and shareholder servicing fees	6,534	1,158
Payable for transfer agent fees and expenses	4,350	6,344
Payable for printing and mailing	3,855	3,340
Payable for compliance fees	2,090	2,092
Payable for custodian fees	1,699	7,508
Payable for expenses and other liabilities	11,922	16,312
Total liabilities	112,585	668,873
NET ASSETS	$ 96,762,737	$ 414,541,628
Net Assets Consists of:
Paid-in capital	$ 38,714,923	$ 232,231,338
Total distributable earnings	58,047,814	182,310,290
Total net assets	$ 96,762,737	$ 414,541,628
Institutional Class
Net assets	$ 96,762,737	$ 414,541,628
Shares issued and outstanding(a)	3,768,206	17,783,775
Net asset value per share	$25.68	$23.31
Cost:
Investments, at cost	$ 43,363,305	$ 259,435,194

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

BRIGHT ROCK FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2025 (Unaudited)

	Mid Cap Growth Fund	Quality Large Cap Fund
INVESTMENT INCOME:
Dividend income	$576,947	$3,231,961
Total investment income	576,947	3,231,961
EXPENSES:
Investment advisory fee	296,005	1,142,514
Fund administration and accounting fees	72,423	220,810
Transfer agent fees	16,970	85,213
Trustees’ fees	16,192	16,192
Federal and state registration fees	11,150	12,714
Legal fees	10,114	16,109
Audit fees	9,016	9,016
Compliance fees	6,256	6,256
Custodian fees	4,692	20,403
Reports to shareholders	4,422	5,817
Interest expense	—	381
Other expenses and fees	14,364	6,387
Total expenses	461,604	1,541,812
Net investment income	115,343	1,690,149
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,832,339	15,629,054
Net realized gain (loss)	1,832,339	15,629,054
Net change in unrealized appreciation (depreciation) on:
Investments	4,048,747	(3,150,775)
Net change in unrealized appreciation (depreciation)	4,048,747	(3,150,775)
Net realized and unrealized gain (loss)	5,881,086	12,478,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,996,429	$ 14,168,428

The accompanying notes are an integral part of these financial statements.

8

BRIGHT ROCK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Growth Fund		Quality Large Cap Fund
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$115,343	$124,056	$1,690,149	$2,641,935
Net realized gain (loss)	1,832,339	9,393,466	15,629,054	31,916,017
Net change in unrealized appreciation (depreciation)	4,048,747	(4,820,945)	(3,150,775)	5,461,290
Net increase (decrease) in net assets from operations	5,996,429	4,696,577	14,168,428	40,019,242
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(5,499,131)	(1,367,661)	(34,090,946)
Total distributions to shareholders	—	(5,499,131)	(1,367,661)	(34,090,946)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	3,957,889	7,843,696	20,442,291	37,065,809
Shares issued in reinvestment of distributions - Institutional Class	—	5,305,363	452,417	32,312,868
Shares redeemed - Institutional Class	(4,085,479)	(9,888,930)	(20,829,588)	(60,051,651)
Net increase (decrease) in net assets from capital transactions	(127,590)	3,260,129	65,120	9,327,026
Net increase (decrease) in net assets	5,868,839	2,457,575	12,865,887	15,255,322
NET ASSETS:
Beginning of the period	90,893,898	88,436,323	401,675,741	386,420,419
End of the period	$96,762,737	$ 90,893,898	$ 414,541,628	$ 401,675,741
SHARES TRANSACTIONS
Shares sold - Institutional Class	164,668	313,916	934,546	1,606,969
Shares issued in reinvestment of distributions - Institutional Class	—	206,434	20,444	1,422,469
Shares redeemed - Institutional Class	(168,622)	(395,763)	(950,761)	(2,602,694)
Total increase (decrease) in shares outstanding	(3,954)	124,587	4,229	426,744

The accompanying notes are an integral part of these financial statements.

9

FINANCIAL HIGHLIGHTS
BRIGHT ROCK MID CAP GROWTH FUND
INSTITUTIONAL CLASS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.10	$24.25	$21.56	$23.35	$22.90	$18.67
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.03	0.03	(0.01)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments(b)	1.55	1.35	2.66	(0.59)	2.65	5.52
Total from investment operations	1.58	1.38	2.69	(0.60)	2.58	5.46
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	—	—	—
Net realized gains	—	(1.47)	—	(1.19)	(2.13)	(1.23)
Total distributions	—	(1.53)	—	(1.19)	(2.13)	(1.23)
Net asset value, end of period	$25.68	$24.10	$24.25	$21.56	$23.35	$22.90
Total return(c)	6.56%	5.36%	12.43%	−2.29%	10.52%	29.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,763	$90,894	$88,436	$94,877	$90,405	$82,862
Ratio of expenses to average net assets(d)	1.00%	1.12%	1.17%	1.13%	1.07%	1.11%
Ratio of net investment income (loss) to average net assets(d)	0.25%	0.14%	0.13%	(0.04)%	(0.28)%	(0.31)%
Portfolio turnover rate(c)	9%	18%	8%	18%	20%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

FINANCIAL HIGHLIGHTS
BRIGHT ROCK QUALITY LARGE CAP FUND
INSTITUTIONAL CLASS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.59	$22.27	$18.04	$21.08	$19.87	$16.58
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.10	0.15	0.15	0.16	0.20	0.22
Net realized and unrealized gain (loss) on investments(c)	0.70	2.22	4.68	(0.41)	2.94	3.75
Total from investment operations	0.80	2.37	4.83	(0.25)	3.14	3.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.15)	(0.14)	(0.16)	(0.23)	(0.23)
Net realized gains	—	(1.90)	(0.46)	(2.63)	(1.70)	(0.45)
Total distributions	(0.08)	(2.05)	(0.60)	(2.79)	(1.93)	(0.68)
Net asset value, end of period	$23.31	$22.59	$22.27	$18.04	$21.08	$19.87
Total return(d)	3.55%	10.63%	27.11%	−1.01%	15.35%	24.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$414,542	$401,676	$386,420	$307,065	$320,491	$290,793
Ratio of expenses to average net assets(e)(f)	0.78%	0.85%	0.87%	0.88%	0.83%	0.86%
Ratio of net investment income (loss) to average net assets(e)(f)	0.85%	0.66%	0.74%	0.79%	0.87%	1.27%
Portfolio turnover rate(d)	20%	31%	27%	40%	30%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

11

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)
(1)	ORGANIZATION
Trust for Professional Managers (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (each, a “Fund” and together, the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. Each Fund has registered both Investor Class shares and Institutional Class shares. Each Fund currently offers only Institutional Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010. Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.
(2)	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)
Investment Valuation. Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”). Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange- traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

12

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2025:
Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 94,679,745	$—	$—	$94,679,745
Money Market Funds	2,060,851	—	—	2,060,851
Total Assets	$96,740,596	$—	$—	$96,740,596

Quality Large Cap Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$391,747,530	$—	$—	$391,747,530
Exchange Traded Funds	20,976,000	—	—	20,976,000
Money Market Funds	1,897,983	—	—	1,897,983
Total Assets	$414,621,513	$—	$—	$414,621,513

See the Schedule of Investments for industry classifications.
For the six months ended August 31, 2025, the Funds did not hold any Level 3 securities. The Funds did not hold financial derivative instruments during the six months ended August 31, 2025.
(b)
Federal Income Taxes. Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)
Distributions to Shareholders. The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

13

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid to shareholders for the years ended February 28, 2025 and February 29, 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2025	$219,066	$5,280,065
Year ended February 29, 2024	$—	$—

	Ordinary Income	Long-Term Capital Gain
Quality Large Cap Fund
Year ended February 28, 2025	$3,437,479	$30,653,467
Year ended February 29, 2024	$2,427,111	$7,849,872

14

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
As of February 28, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap Growth Fund	Quality Large Cap Fund
Cost basis of investments for federal income tax purposes	$41,596,474	$243,233,817
Gross tax unrealized appreciation	50,800,323	160,889,513
Gross tax unrealized depreciation	(1,486,069)	(2,552,419)
Net tax unrealized appreciation	49,314,254	158,337,094
Undistributed ordinary income	18,392	606,173
Undistributed long-term capital gain	2,718,739	10,566,254
Total accumulated earnings	2,737,131	11,172,427
Other accumulated loss	—	2
Total distributable earnings	$52,051,385	$169,509,523

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.
At February 28, 2025, the Mid Cap Growth Fund utilized $1,394,661 of short-term capital loss carryforwards.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2025, no such reclassifications were required.
The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2025. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2025. At February 28, 2025, the fiscal years 2022 through 2025 remained open to examination in the Funds’ major tax jurisdictions.
(4)	INVESTMENT ADVISER
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund and the Quality Large Cap Fund, compensated the Adviser for its management services at the annual rates of 0.75% and 0.65%, respectively, of each Fund’s average daily net assets from March 1, 2025 through June 27, 2025, and 0.45% of each Fund’s average daily net assets from June 28, 2025 through August 31, 2025.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2027, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Funds did not have any previously waived expenses subject to potential recoupment at year end.
(5)	RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) serves as the Funds’ administrator under a Fund Administration Servicing Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the Funds’

15

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
accountant under a Fund Accounting Servicing Agreement and transfer agent under a Transfer Agent Servicing Agreement. U.S. Bank, National Association (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees and expenses incurred for the six months ended August 31, 2025, and owed as of August 31, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
The Funds each have a line of credit with U.S. Bank (see Note 7).
The Trust’s Chief Compliance Officer (“CCO”) is an employee of Fund Services. Fees and expenses incurred for the six months ended August 31, 2025, and owed as of August 31, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
(6)	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the six months ended August 31, 2025 are summarized below. There were no purchases or sales of U.S. government securities by the Funds during the six months ended August 31, 2025.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$8,486,894	$80,046,286
Sales	$9,204,760	$80,222,416

(7)	LINE OF CREDIT
The Funds each have lines of credit, maturing August 1, 2026, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was accrued at the prime rate of 7.50%. The following table provides information regarding usage of the line of credit for the Quality Large Cap Fund for the six months ended August 31, 2025. The Mid Cap Growth Fund did not utilize its line of credit during the six months ended August 31, 2025.

	Days Utilized	Average Amount of Borrowing	Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Quality Large Cap Fund	3	$609,000	7.50%	$381	$609,000	6/27/2025

*	Interest expense is reported in the Statements of Operations.
(8)	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2025, SEI Private Trust Company, for benefit of Rockland Trust Company, held 84.34% and 66.71% of shares outstanding for the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, respectively. LPL Financial, for the benefit of its customers, held 32.11% of the Bright Rock Quality Large Cap Fund’s shares outstanding.
(9)	SUBSEQUENT EVENT
On September 15, 2025, the Quality Large Cap Fund declared and paid a distribution of $978,110 to the shareholders of record on September 12, 2025.
The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2025 and determined there were no other subsequent events that would require recognition or disclosure in financial statements.
(10)	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade

16

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(11)	NEW ACCOUNTING PRONOUCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Doug Butler, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

17

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the separately-managed accounts of the Adviser’s parent company, and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2026.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s

18

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Institutional Class shares of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Midcap Growth Total Return Index for the Bright Rock Mid Cap Growth Fund and the S&P 500 Total Return Index for the Bright Rock Quality Large Cap Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end mid-cap growth and mid-cap blend funds for the Bright Rock Mid Cap Growth Fund and a peer group of U.S. open-end large-cap blend funds for the Bright Rock Quality Large Cap Fund) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as either Fund.
The Trustees noted the Bright Rock Mid Cap Growth Fund’s performance for Institutional Class shares for each of the one-year, three-year, five-year and ten-year periods ended March 31, 2025 was above the Barrington Cohort average. The Trustees further noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, the Bright Rock Mid Cap Growth Fund’s performance for Institutional Class shares had underperformed the Russell Midcap Growth Total Return Index. The Trustees noted that for the quarter ended March 31, 2025, the Institutional Class shares of the Bright Rock Mid Cap Growth Fund had outperformed the Russell Midcap Growth Total Return Index.
The Trustees noted the Bright Rock Quality Large Cap Fund’s performance for Institutional Class shares for each of the three-year and five-year periods ended March 31, 2025 were above the Barrington Cohort average. The Trustees also noted that the Bright Rock Quality Large Cap Fund’s performance for Institutional Class shares for the one-year and ten-year periods ended March 31, 2025 were below the Barrington Cohort average. The Trustees noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, the Bright Rock Quality Large Cap Fund’s performance for Institutional Class shares had underperformed the S&P 500 Total Return Index. The Trustees noted that for the quarter ended March 31, 2025, the Institutional Class shares of the Bright Rock Quality Large Cap Fund had outperformed the S&P 500 Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort and the separately-managed accounts of the Adviser’s parent company.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and use of soft dollars by the Adviser. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the

19

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 18, 2025 meeting and the August 27, 2025 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Bright Rock Mid Cap Growth Fund’s contractual management fee of 0.75% was slightly above the Barrington Cohort average of 0.73%. The Trustees noted that the Bright Rock Mid Cap Growth Fund was operating below its expense cap of 1.25% for Institutional Class shares. The Trustees observed that the Bright Rock Mid Cap Growth Fund’s total expense ratio of 1.12% for Institutional Class shares was above the Barrington Cohort average of 0.95%. The Trustees also compared the fees paid by the Bright Rock Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund. The Trustees additionally noted that the Bright Rock Mid Cap Growth Fund’s contractual management fee was reduced from 0.75% to 0.45% effective as of June 28, 2025.
The Trustees noted that the Bright Rock Quality Large Cap Fund’s contractual management fee of 0.65% was slightly above the Barrington Cohort average of 0.63%. The Trustees noted that the Bright Rock Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares. The Trustees observed that the Bright Rock Quality Large Cap Fund’s total expense ratio of 0.85% for Institutional Class shares was above the Barrington Cohort average of 0.74%. The Trustees also compared the fees paid by the Bright Rock Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund. The Trustees additionally noted that the Bright Rock Quality Large Cap Fund’s contractual management fee was reduced from 0.65% to 0.45% effective as of June 28, 2025.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of each Fund, after rebating fees to its parent company and reflecting marketing and distribution expenses, and the Trustees further concluded that the Adviser’s parent company maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Trustees further noted that the Adviser had requested and the Board approved a reduction in each Fund’s advisory fee to 0.45% effective as of June 28, 2005. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of each Fund and its shareholders.

20

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the fiscal year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Quality Large Cap Fund	100.00%
Mid Cap Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025, was as follows:

Quality Large Cap Fund	100.00%
Mid Cap Growth Fund	100.00%

For the fiscal year ended February 28, 2025, taxable ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) were as follows:

Quality Large Cap Fund	27.03%
Mid Cap Growth Fund	0.00%

21

Investment Adviser
Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	11/4/2025

* Print the name and title of each signing officer under his or her signature.